Basis of presentation and going concern	12 Months Ended
Dec. 31, 2025
Basis of presentation and going concern
Basis of presentation and going concern

2.Basis of presentation and going concern:

General Fusion Inc. has prepared the accompanying consolidated financial statements in accordance with United States generally accepted accounting principles (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASUs”) of the Financial Accounting Standards Board (“FASB”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

These consolidated financial statements include the accounts of General Fusion Inc. and its wholly owned subsidiaries General Fusion Corp., incorporated in the state of Delaware in the United States, General Fusion (UK) Limited, incorporated in the United Kingdom, General Fusion Technologies Inc., incorporated in British Columbia, and 1410498 B.C. Ltd., incorporated in British Columbia. All intercompany accounts and transactions have been eliminated upon consolidation.

These consolidated financial statements of the Company have been presented in US dollars (“$” or “USD”), except as disclosed otherwise. Certain disclosures include amounts presented in UK pounds sterling (“GBP”) and Canadian dollars (“CAD”).

Going concern:

The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business for the 12-months from the date of approval of these consolidated financial statements.

The Company has historically experienced recurring losses from operations and incurred an accumulated deficit of $331,952 through December 31, 2025 (2024 - $298,566). As of December 31, 2025, the Company had cash and cash equivalents of $49,125 and a working capital deficit (current assets less current liabilities) of $27,281 compared to cash and cash equivalents of $6,392 and a working capital deficit of $39,364 as of December 31, 2024. For the years ended December 31, 2025 and 2024, the Company incurred a net loss of $31,370 and $57,770, respectively, and cash flows used in operating activities of $23,988 and $29,110, respectively.

Subsequent to December 31, 2025, in January 2026, the Company, Spring Valley Acquisition Corp. III, a Cayman Islands exempt company (“Spring Valley”), and 1573562 B.C. Ltd., a British Columbia limited company and wholly-owned direct subsidiary of Spring Valley (“NewCo”) entered into a Business Combination Agreement (“BCA”). In connection with the BCA, the Company entered into securities purchase agreements for a Private Investment in Public Equity (“PIPE”) financing for total gross proceeds of $107,675. Receipt of the proceeds are contingent on the closing of the BCA (refer to note 26).

Additionally, in March 2026, the Company finalized an amendment to the Strategic Innovation Fund (“SIF”) Contribution Agreement. The March 2026 amendment provided for additional funding of CAD 5,000 ($3,600) in exchange for warrant consideration, of which, the Company has received CAD $3,914 ($2,857). Further details are included Note 5.

2.	Basis of presentation and going concern: (continued)

The Company does not currently generate revenue and has historically financed its operations through equity financing, debt and government assistance. Management expects that operating losses and negative cash flows from operations will continue in the foreseeable future. The Company’s ability to continue as a going concern and execute on its business plans is dependent upon its ability to obtain adequate additional financing.

Management’s plans to address these conditions include the completion of the contemplated business combination and the concurrent receipt of proceeds from the PIPE financing. However, the consummation of the business combination and the receipt of the PIPE proceeds are subject to closing conditions and therefore not guaranteed at the date of approval of these consolidated financial statements. Accordingly, there can be no assurance that these or other financings will be completed or on terms acceptable to the Company. These material uncertainties raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

These consolidated financial statements were authorized for issuance by the Board of Directors of the Company on April 22, 2026.